Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of estimated useful lives of property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Estimated useful life
Electronic equipment	2-3 years
Office equipment and fixtures	5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets

The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-10 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5 years

Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenues disaggregated by revenue source (prior period amounts have not been adjusted under the modified retrospective method as noted above):

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues:
Utility products and related services	3,870,995	3,439,563	3,119,483	453,711
Mobile entertainment
Mobile game business	494,955	624,013	925,003	134,536
Content-driven products	198,240	872,430	853,864	124,189
Others	460	38,751	83,355	12,123

Total consolidated revenues	4,564,650	4,974,757	4,981,705	724,559